Income Taxes (Details) - Schedule of income (loss) before provision for income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) - Schedule of income (loss) before provision for income taxes [Line Items]
Income (loss) before provision for income taxes	$ (43,328)	$ 30,467	$ 32,367
United States [Member]
Income Taxes (Details) - Schedule of income (loss) before provision for income taxes [Line Items]
Income (loss) before provision for income taxes	(52,598)	17,018	24,616
International [Member]
Income Taxes (Details) - Schedule of income (loss) before provision for income taxes [Line Items]
Income (loss) before provision for income taxes	$ 9,270	$ 13,449	$ 7,751